Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 25, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimated useful lives for property, plant and equipment (other than pooled subscriber systems)
Except for pooled subscriber systems which are depreciated on an accelerated basis over a period of up to 15 years, depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings and related improvements	Up to 50 years
Leasehold improvements	Lesser of remaining term of the lease or economic useful life
Subscriber systems	Up to 14 years
Other machinery, equipment and furniture and fixtures	Up to 21 years